CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	GRAF INDUSTRIAL CORP. Common Stock		GRAF INDUSTRIAL CORP. Additional Paid-In Capital		GRAF INDUSTRIAL CORP. Accumulated Deficit		GRAF INDUSTRIAL CORP.		Total
Balance at Dec. 31, 2017									$ 111,479,000
Net loss									(62,300,000)
Balance at Dec. 31, 2018	$ 789		$ 923,412		$ 4,075,806		$ 5,000,007		93,615,000
Balance (in shares) at Dec. 31, 2018	7,893,844
Balance at Jun. 25, 2018	$ 0		0		0		0
Balance (in shares) at Jun. 25, 2018	0
Issuance of common stock to Sponsor	$ 646		24,354		0		25,000
Issuance of common stock to Sponsor (in shares)	6,468,750
Sale of common stock in initial public offering	$ 2,438		232,253,062		0		232,255,500
Sale of common stock in initial public offering (in shares)	24,376,512
Additional offering costs	$ 0		(5,588,339)		0		(5,588,339)
Common stock forfeited by Sponsor	$ (37)		37		0		0
Common stock forfeited by Sponsor (in shares)	(374,622)
Shares subject to possible redemption	$ (2,258)		(225,765,702)		0		(225,767,960)
Shares subject to possible redemption (in shares)	(22,576,796)
Net loss	$ 0		0		4,075,806		4,075,806
Balance at Dec. 31, 2018	$ 789		923,412		4,075,806		5,000,007		93,615,000
Balance (in shares) at Dec. 31, 2018	7,893,844
Additional offering costs	$ 0		(15,564)		0		(15,564)
Shares subject to possible redemption	$ 18		1,790,232		0		1,790,250
Shares subject to possible redemption (in shares)	179,025
Net loss	$ 0		0		(1,774,691)		(1,774,691)		(2,182,000)
Balance at Mar. 31, 2019	$ 807		2,698,080		2,301,115		5,000,002
Balance (in shares) at Mar. 31, 2019	8,072,869
Balance at Dec. 31, 2018	$ 789		923,412		4,075,806		5,000,007		93,615,000
Balance (in shares) at Dec. 31, 2018	7,893,844
Net loss							(1,419,640)
Balance at Jun. 30, 2019	$ 803		2,343,034		2,656,166		5,000,003
Balance (in shares) at Jun. 30, 2019	8,037,364
Balance at Dec. 31, 2018	$ 789		923,412		4,075,806		5,000,007		93,615,000
Balance (in shares) at Dec. 31, 2018	7,893,844
Additional offering costs	$ 0		(15,564)		0		(15,564)
Shares subject to possible redemption	$ 140		13,938,351		0		13,938,491
Shares subject to possible redemption (in shares)	1,393,849
Net loss	$ 0		0		(13,922,930)		(13,922,930)		(67,226,000)
Balance at Dec. 31, 2019	$ 929		14,846,199		(9,847,124)		5,000,004		76,246,000
Balance (in shares) at Dec. 31, 2019	9,287,693
Balance at Mar. 31, 2019	$ 807		2,698,080		2,301,115		5,000,002
Balance (in shares) at Mar. 31, 2019	8,072,869
Shares subject to possible redemption	$ (4)		(355,046)		0		(355,050)
Shares subject to possible redemption (in shares)	(35,505)
Net loss	$ 0		0		355,051		355,051
Balance at Jun. 30, 2019	$ 803		2,343,034		2,656,166		5,000,003
Balance (in shares) at Jun. 30, 2019	8,037,364
Balance at Dec. 31, 2019	$ 929		14,846,199		(9,847,124)		5,000,004		76,246,000
Balance (in shares) at Dec. 31, 2019	9,287,693
Reclassification of warrant liabilities to equity upon exercising of the Warrant Adjustment Provision	$ 0		35,302,760		0		35,302,760
Shares subject to possible redemption	$ (320)		(31,935,330)		0		(31,935,650)
Shares subject to possible redemption (in shares)	(3,193,565)
Net loss	$ 0		0		(2,588,670)		(2,588,670)		(23,385,000)
Balance at Mar. 31, 2020	$ 609		18,213,629		(12,435,794)		5,778,444		52,880,000
Balance (in shares) at Mar. 31, 2020	6,094,128
Balance at Dec. 31, 2019	$ 929		14,846,199		(9,847,124)		5,000,004		76,246,000
Balance (in shares) at Dec. 31, 2019	9,287,693
Net loss							(3,006,513)
Balance at Jun. 30, 2020	$ 635		17,853,006		(12,853,637)		5,000,004
Balance (in shares) at Jun. 30, 2020	6,346,714
Balance at Dec. 31, 2019	$ 929		14,846,199		(9,847,124)		5,000,004		76,246,000
Balance (in shares) at Dec. 31, 2019	9,287,693
Net loss									(149,864,000)
Balance at Dec. 31, 2020									340,823,000
Balance at Mar. 31, 2020	$ 609		18,213,629		(12,435,794)		5,778,444		52,880,000
Balance (in shares) at Mar. 31, 2020	6,094,128
Shares subject to possible redemption	$ 26		(360,623)		0		(360,597)
Shares subject to possible redemption (in shares)	252,586
Net loss	$ 0	[1]	0	[1]	(417,843)	[1]	(417,843)	[1]	(9,727,000)
Balance at Jun. 30, 2020	$ 635		$ 17,853,006		$ (12,853,637)		$ 5,000,004
Balance (in shares) at Jun. 30, 2020	6,346,714
Balance at Dec. 31, 2020									340,823,000
Net loss									(40,817,000)
Balance at Mar. 31, 2021									$ 391,677,000

[1]	Including the redemption of 12,921,275 Public Shares on April 16, 2020